LICENSE AGREEMENTS (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 03, 2015	Sep. 09, 2015	Jul. 04, 2015	Sep. 09, 2013
Stock Issued, Value			$ 0	$ 2,071,625	$ 2,071,625	$ 0
Finite-Lived Intangible Assets, Accumulated Amortization	$ 1,182,456		1,182,456		668,689	117,900
Amortization of Intangible Assets	178,082	$ 147,429	513,767	387,011	550,789	114,006
Revenue	1,882,129	179,744	3,127,112	560,069	735,717	1,030,113
CRI [Member]
Maximum Milestone Payments					7,000,000
Stock Issued, Value					$ 200,000
Stock Issued, Shares					631,313
Finite-Lived Intangible Assets, Accumulated Amortization					$ 58,300
Ovation Agmt 1 [Member]
Maximum Milestone Payments										$ 11,250,000
Ovation Agmt 2 [Member]
Maximum Milestone Payments										$ 18,600,000
Sothema [Member]
Maximum Milestone Payments					171,000,000
Revenue	666	0	12,229	56,487
License fee received					0	200,000
Orimed [Member]
Maximum Milestone Payments					94,500,000
Revenue	$ 0	$ 0	$ 40,233	$ 49,376
License fee received					0	100,000
Tramorgan [Member]
Maximum Milestone Payments					44,000,000
Revenue					0	0
Ovation Pharma [Member]
Revenue					0	100,000
License fee received					0	$ 75,000
Elis Pharmaceuticals Agreement [Member]
Maximum Milestone Payments									$ 35,500,000
Amortization of Intangible Assets					0
Khandelwal Laboratories Agreement [Member]
Maximum Milestone Payments								$ 2,600,000
Amortization of Intangible Assets					0
Bio Task Agreement [Member]
Maximum Milestone Payments							$ 34,000,000
Amortization of Intangible Assets					$ 0